Shareholder Report, Average Annual Return (Details)								6 Months Ended		12 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	46 Months Ended	58 Months Ended	60 Months Ended	71 Months Ended	111 Months Ended	120 Months Ended
	Oct. 25, 2022	Feb. 08, 2022	Oct. 21, 2021	Jan. 14, 2021	Dec. 17, 2019	Dec. 13, 2018	Jul. 22, 2015	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000069675
Average Annual Return [Line Items]
Line Graph and Table Measure Name									NYLI Hedge Multi-Strategy Tracker ETF
C000077928
Average Annual Return [Line Items]
Line Graph and Table Measure Name									NYLI Merger Arbitrage ETF
C000200859
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NYLI 500 International ETF
C000170331
Average Annual Return [Line Items]
Line Graph and Table Measure Name					NYLI Candriam International Equity ETF
C000238086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Mid Cap Equity ETF
C000170332
Average Annual Return [Line Items]
Line Graph and Table Measure Name					NYLI Candriam U.S. Large Cap Equity ETF
C000100709
Average Annual Return [Line Items]
Line Graph and Table Measure Name									NYLI CBRE NextGen Real Estate ETF
C000158453
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NYLI FTSE International Equity Currency Neutral ETF
C000232898
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI U.S. Large Cap R&D Leaders ETF
C000232897
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI Global Equity R&D Leaders ETF
C000231048
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI Clean Oceans ETF
C000231049
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI Cleaner Transport ETF
C000225947
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI Engender Equality ETF
C000223944
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NYLI Healthy Hearts ETF
Without Sales Load [Member] | C000069675
Average Annual Return [Line Items]
Average Annual Return, Percent								4.63%		11.91%						2.82%			2.09%
Without Sales Load [Member] | C000077928
Average Annual Return [Line Items]
Average Annual Return, Percent								6.04%		5.69%						0.83%			2.29%
Without Sales Load [Member] | C000200859
Average Annual Return [Line Items]
Average Annual Return, Percent								2.10%		18.79%						7.40%	8.09%
Without Sales Load [Member] | C000170331
Average Annual Return [Line Items]
Average Annual Return, Percent								3.62%		22.93%					6.14%
Without Sales Load [Member] | C000238086
Average Annual Return [Line Items]
Average Annual Return, Percent								9.93%		31.90%	14.92%
Without Sales Load [Member] | C000170332
Average Annual Return [Line Items]
Average Annual Return, Percent								10.70%		29.68%					15.06%
Without Sales Load [Member] | C000100709
Average Annual Return [Line Items]
Average Annual Return, Percent								15.91%		26.67%						(0.69%)			2.31%
Without Sales Load [Member] | C000158453
Average Annual Return [Line Items]
Average Annual Return, Percent								2.58%		22.42%						8.12%		6.40%
Without Sales Load [Member] | C000232898
Average Annual Return [Line Items]
Average Annual Return, Percent								11.15%		36.02%		12.25%
Without Sales Load [Member] | C000232897
Average Annual Return [Line Items]
Average Annual Return, Percent								7.29%		29.76%		8.19%
Without Sales Load [Member] | C000231048
Average Annual Return [Line Items]
Average Annual Return, Percent								(0.74%)		20.03%			(3.01%)
Without Sales Load [Member] | C000231049
Average Annual Return [Line Items]
Average Annual Return, Percent								4.22%		23.42%			(0.11%)
Without Sales Load [Member] | C000225947
Average Annual Return [Line Items]
Average Annual Return, Percent								8.39%		33.07%			3.45%
Without Sales Load [Member] | C000223944
Average Annual Return [Line Items]
Average Annual Return, Percent								8.77%		22.42%				7.91%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								13.85%		37.86%						14.60%			12.44%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI World Index (Net)
Average Annual Return, Percent								11.13%		33.68%						12.03%			9.78%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Average Annual Return, Percent								3.66%		22.97%						6.24%	7.54%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Average Annual Return, Percent								3.66%		22.97%					5.53%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								13.85%		37.86%	23.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								13.85%		37.86%					13.77%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								13.85%		37.86%						14.60%			12.44%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Average Annual Return, Percent								3.66%		22.97%						6.24%		5.01%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								13.85%		37.86%		10.20%
MSCI World® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Average Annual Return, Percent								11.13%		33.68%		8.40%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net)
Average Annual Return, Percent								11.13%		33.68%			6.63%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net)
Average Annual Return, Percent								11.13%		33.68%			6.63%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								13.85%		37.86%			8.03%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net)
Average Annual Return, Percent								11.13%		33.68%				9.50%
NYLI Hedge Multi-Strategy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									NYLI Hedge Multi-Strategy Index
Average Annual Return, Percent								5.07%		12.71%						3.45%			2.87%
Barclay Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Barclay Hedge Fund Index
Average Annual Return, Percent								5.35%		16.04%						6.52%			5.09%
S&P 500® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Average Annual Return, Percent								13.85%		37.42%						14.72%			12.38%
NYLI Merger Arbitrage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									NYLI Merger Arbitrage Index
Average Annual Return, Percent								6.45%		6.70%						1.62%			3.05%
Barclay Merger Arbitrage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Barclay Merger Arbitrage Index
Average Annual Return, Percent								3.32%		6.64%						5.61%			5.40%
S&P 500® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Average Annual Return, Percent								13.85%		37.42%						14.72%			12.38%
NYLI 500 International Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NYLI 500 International Index
Average Annual Return, Percent								2.36%		19.30%						7.69%	8.36%
NYLI Candriam International Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					NYLI Candriam International Equity Index
Average Annual Return, Percent								3.75%		23.34%					6.36%
NYLI Candriam U.S. Mid Cap Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Mid Cap Equity Index
Average Annual Return, Percent								10.04%		32.16%	15.14%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								10.98%		35.39%	18.08%
NYLI Candriam U.S. Large Cap Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					NYLI Candriam U.S. Large Cap Equity Index
Average Annual Return, Percent								10.88%		29.96%					15.18%
S&P 500® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Average Annual Return, Percent								14.08%		38.02%					14.46%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									FTSE Nareit All Equity REITs Index
Average Annual Return, Percent								21.15%		34.09%						4.09%			6.72%
NYLI CBRE NextGen Real Estate Index
Average Annual Return [Line Items]
Average Annual Return, Percent								16.31%		27.50%
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Average Annual Return, Percent								2.76%		22.79%						8.46%		6.81%
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Average Annual Return, Percent								2.20%		22.94%						10.54%		8.31%
FTSE Developed ex North America Net Tax (US RIC) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE Developed ex North America Net Tax (US RIC) Index
Average Annual Return, Percent								3.25%		22.46%						6.28%		5.22%
NYLI U.S. Large Cap R&D Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI U.S. Large Cap R&D Leaders Index
Average Annual Return, Percent								11.24%		36.09%		12.35%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent								16.36%		43.77%		13.08%
NYLI Global Equity R&D Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI Global Equity R&D Leaders Index
Average Annual Return, Percent								7.42%		30.02%		8.32%
FTSE All-World Growth® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE All-World Growth<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								13.78%		38.62%		9.51%
NYLI Candriam Clean Oceans Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI Candriam Clean Oceans Index
Average Annual Return, Percent								(0.40%)		20.87%			(2.43%)
NYLI Candriam Cleaner Transport Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI Candriam Cleaner Transport Index
Average Annual Return, Percent								4.57%		24.22%			0.48%
Solactive Equileap US Select Gender Equality Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive Equileap US Select Gender Equality Index
Average Annual Return, Percent								8.67%		33.80%			3.96%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								13.95%		38.07%			8.53%
NYLI Candriam Healthy Hearts Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NYLI Candriam Healthy Hearts Index
Average Annual Return, Percent								9.04%		23.08%				8.38%
MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (Net)
Average Annual Return, Percent								10.87%		32.79%				8.01%
MSCI World Health Care Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Health Care Index (Net)
Average Annual Return, Percent								5.24%		19.94%				5.96%